Stock Incentive Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Transactions
The following table presents a summary of stock option activity for the three months ended March 31, 2015 and 2014:

	Three Months Ended March 31,
	2015		2014
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Options outstanding at beginning of period	7,681,256	$3.03	7,566,438	$2.74
Grants	1,598,500	5.49	—	—
Forfeitures	(33,140)	4.64	—	—
Exercises	(65,948)	1.90	(157,461)	1.82
Options outstanding at period end	9,180,668	3.46	7,408,977	2.76
Options exercisable at period end	4,750,021	3.18	3,584,416	3.14
Weighted average per share fair value of options granted during the period	$4.29		$—

A summary of stock option transactions under the plans are as follows:

	Years Ended December 31,
	2014		2013
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Options outstanding at beginning of period	7,566,438	$2.74	5,493,079	$2.67
Grants	716,500	5.56	2,630,000	2.71
Forfeitures	(210,375)	3.10	(513,059)	1.96
Exercises	(391,307)	1.97	(43,582)	1.64
Options outstanding at year end	7,681,256	3.03	7,566,438	2.74
Options exercisable at year end	4,452,274	3.17	3,304,981	3.09
Weighted average per share fair value of options granted during the year	$4.43		$2.14

Summary of Additional Stock Option Transactions
The following table provides additional information related to outstanding stock options, exercisable stock options, and stock options expected to vest as of March 31, 2015:

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value
				(In thousands)
Outstanding	9,180,668	$3.46	7.37 years	$18,023
Exercisable	4,750,021	3.18	5.92 years	11,466
Outstanding, vested and expected to vest	8,549,361	3.42	7.24 years	17,241

The following table provides additional information related to outstanding stock options, exercisable stock options, and stock options expected to vest as of December 31, 2014:

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value
				(In thousands)
Outstanding	7,681,256	$3.03	7.05 years	$21,710
Exercisable	4,452,274	3.17	5.87 years	12,887
Outstanding, vested and expected to vest	7,258,603	3.04	6.95 years	20,574

The following table provides additional information related to outstanding stock options, fully vested stock options, and stock options expected to vest as of December 31, 2014:

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value
				(In thousands)
Outstanding	7,681,256	$3.03	7.05 years	$21,710
Exercisable	4,452,274	3.17	5.87 years	12,887
Outstanding, vested and expected to vest	7,258,603	3.04	6.95 years	20,574

Weighted-Average Assumptions Used for Option Grants
The Company estimated the fair value of options granted using the Black-Scholes option pricing model. Use of a valuation model requires the Company to make certain assumptions with respect to selected model inputs. Changes in these input variables would affect the amount of expense associated with equity-based compensation. Expected volatility is based on the historical volatility of the Company's common shares over the expected term of the stock option grant. To estimate the expected term, the Company utilizes the “simplified” method for “plain vanilla” options as discussed within the Securities and Exchange Commission’s Statement of Accounting Bulletin 107. The Company intends to utilize the simplified method for the foreseeable future until more detailed information about exercise behavior will be more widely available. The risk-free interest rate is based on U.S. Treasury Daily Treasury Yield Curve Rates corresponding to the expected life assumed at the date of grant. Dividend yield is zero as there are no payments of dividends made or expected. The weighted-average assumptions used for option grants were as follows:

	Years Ended December 31,
	2014	2013
Risk-free interest rate	1.79%	1.73%
Volatility factor	102.54%	100.76%
Grant date fair value of common stock	$4.43	$2.14
Weighted-average expected life	5.89 years	5.92 years
Assumed forfeiture rate	10.00%	10.00%

Employee Stock-Based Compensation Expense
Employee stock-based compensation expense related to stock options recognized under ASC 718 was as follows:

	Years Ended December 31,
	2014	2013
	(In thousands)
Sales and marketing	$548	$366
Research, development and medical affairs	981	504
General and administrative	2,274	1,586
Total employee stock-based compensation expense	$3,803	$2,456

Outstanding and Exercisable Options
The following table summarizes outstanding and exercisable options at December 31, 2014:

	Options Outstanding		Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable	Weighted Average Remaining Contractual Life
$1.33 - $1.99	3,408,452	6.32	2,309,473	5.61
$2.00 - $2.99	2,442,796	7.70	1,020,648	5.98
$3.00 - $4.99	449,564	6.26	345,813	5.43
$5.00 - $10.99	1,019,794	8.71	415,690	7.46
$11.00 - $11.91	360,650	5.78	360,650	5.78
	7,681,256		4,452,274